Provisions (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Provisions
Provisions	R$ 52,848	R$ 23,637
Legal proceedings provision
Provisions
Provisions	21,682	20,613	R$ 18,861
Provision for expected credit losses on loan commitments
Provisions
Provisions	R$ 31,166	R$ 3,024	R$ 3,539